UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-03907
                                   -----------------

                     The Empire Builder Tax Free Bond Fund
                     -------------------------------------
               (Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH                                         43219
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-847-5886
                                                    ----------------------------

Date of fiscal year end: February 28
                         -----------------

Date of reporting period: February 28, 2006
                          -----------------

Item 1. Reports to Stockholders.

                             EMPIRE BUILDER [LOGO]

Dear Shareholder,

      We are pleased to present The Empire Builder Tax Free Bond Fund Annual Report for the year ended February 28, 2006.

      For the past year, the Builder class was up 2.07%, and the Premier Class was up 2.26%. In last year's letter, we forecasted the Federal Reserve Board raising the Federal Fund Rate in the near future. Since our last report on February 2005, the Federal Reserve Board raised the rate eight times; it now stands at 4.75%.

      Last year we were worried about the rising interest rate environment, and our concerns proved correct. The Federal Reserve Board raised the Federal Fund Rate by 200 basis points. Currently, we feel that the Federal Reserve Board is coming close to an end in their interest rate tightening cycle. As the right opportunities present themselves, we will continue to extend the duration of the portfolio to enhance our returns while keeping our principal intact. We have gotten through the tough period, and will now focus on increasing the yield of the fund while maintaining the high credit quality of the bonds in the fund.

      In our opinion, The Empire Builder Tax Free Bond Fund is well positioned for the next year. The no-load structure continues to offer value to the shareholder because there is no charge to purchase units. We also recommend our automatic investment program (also known as dollar cost averaging*) that allows you to follow a disciplined investment plan. Please call the customer service desk at 1-800-847-5886 for information on how to participate. We look forward to helping you meet your investment needs.

Sincerely,

/s/ Seth M. Glickenhaus
-----------------------
Seth M. Glickenhaus
President

*Dollar cost averaging does not insure a profit and does not protect against loss in declining markets. An investor should consider his or her financial ability to continue making additional investments through periods of low share price levels.

The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information for the most recent month end, please call 1-800-847-5886.

For more complete information on The Empire Builder Tax Free Bond Fund, you may request additional prospectuses by calling 1-800-847-5886. You should consider the fund's investment objectives, risk, charges and expenses carefully before you invest. Information about these and other important information is in the fund's prospectus which you should read carefully before investing.

Not FDIC insured. May lose value. No bank guarantee.

                             EMPIRE BUILDER [LOGO]

Market Conditions during the Fund's Most Recent Fiscal Year.

      As we mentioned last year, the 10-year Treasury bond is the leading benchmark for long-term interest rates. Interest rates in the 10-year Government Bond Market for the fiscal year ended February 28, 2006 began at approximately 4.37% and ended at 4.50%. These figures suggest a very stable year. This is not the case, however, as we had yet another very volatile market this year. The 10-year traded in a range of approximately 3.89% to 4.65%. Throughout the year, we saw dramatic shifts in the interest rate of the 10-year bond.

      We try to enhance the value of the Fund whenever possible. We continue to manage the Fund conservatively taking advantage of opportunities that arise in the marketplace due to interest rate movements and quality enhancements.

      The following graphs illustrate the total return based on a $10,000 investment in Builder Class shares of the Fund made March 1, 1996, and a $20,000* investment in Premier Class shares of the Fund made at the commencement date of April 15, 1996, held in each through February 28, 2006, as well as the performance of the Lehman Municipal Bond Index over the same period.

      The Lehman Municipal Bond Index includes 25,000 long-term, investment grade, municipal bonds. In the opinion of the Fund's adviser, this index most accurately represents the performance of the broad municipal bond market. However, there are substantial differences between the index and the Fund. First, the index covers municipal bonds nationwide, whereas the Fund invests only in New York tax exempt bonds. Second, the index does not reflect the cost and expenses of actually obtaining the underlying bonds. Third, the index had a higher level of volatility than the Fund during the ten years ended December 31, 2005, as measured by Beta. Finally, the index represents an unmanaged portfolio whereas the Fund is professionally managed.

      The graphs assume all dividends and distributions are reinvested at net asset value. Return calculations assume the reinvestment distributions and do not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be higher or lower. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed maybe worth more or less than the original cost.

      The Fund's Builder Class shares' average annual total return for the periods indicated was as follows:

            2.07% for the one-year period beginning March 1, 2005 and ended February 28, 2006.

            3.92% for the five-year period beginning March 1, 2001 and ended February 28, 2006.

            4.45% for the ten-year period beginning March 1, 1996 and ended February 28, 2006.

*The minimum initial investment into the Premier Class is $20,000.

 (The following table is represented by a line chart in the printed material.)

                                  Empire Builder
                                     Tax Free        Lehman
                                    Bond Fund       Municipal
                      Year        Builder Class     Bond Index
                      ----        -------------     ----------
                    2/29/1996          10000           10000
                    3/31/1996           9890            9872
                    4/30/1996           9865            9844
                    5/31/1996           9875            9840
                    6/30/1996           9973            9948
                    7/31/1996          10065           10038
                    8/31/1996          10042           10036
                    9/30/1996          10174           10177
                   10/31/1996          10254           10292
                   11/30/1996          10411           10480
                   12/31/1996          10361           10436
                    1/31/1997          10354           10456
                    2/28/1997          10430           10552
                    3/31/1997          10285           10412
                    4/30/1997          10375           10499
                    5/31/1997          10547           10657
                    6/30/1997          10628           10771
                    7/31/1997          10937           11069
                    8/31/1997          10781           10965
                    9/30/1997          10917           11095
                   10/31/1997          10976           11166
                   11/30/1997          11028           11232
                   12/31/1997          11182           11396
                    1/31/1998          11278           11514
                    2/28/1998          11242           11517
                    3/31/1998          11245           11528
                    4/30/1998          11143           11476
                    5/31/1998          11333           11657
                    6/30/1998          11363           11702
                    7/31/1998          11376           11732
                    8/31/1998          11579           11914
                    9/30/1998          11713           12062
                   10/31/1998          11691           12062
                   11/30/1998          11730           12105
                   12/31/1998          11732           12135
                    1/31/1999          11860           12279
                    2/28/1999          11787           12225
                    3/31/1999          11791           12242
                    4/30/1999          11806           12273
                    5/31/1999          11696           12202
                    6/30/1999          11517           12026
                    7/31/1999          11533           12069
                    8/31/1999          11387           11973
                    9/30/1999          11348           11978
                   10/31/1999          11131           11848
                   11/30/1999          11322           11974
                   12/31/1999          11168           11884
                    1/31/2000          11082           11833
                    2/29/2000          11269           11970
                    3/31/2000          11584           12232
                    4/30/2000          11460           12160
                    5/31/2000          11387           12097
                    6/30/2000          11737           12418
                    7/31/2000          11907           12590
                    8/31/2000          12105           12784
                    9/30/2000          12005           12718
                   10/31/2000          12162           12856
                   11/30/2000          12290           12954
                   12/31/2000          12692           13274
                    1/31/2001          12734           13405
                    2/28/2001          12752           13448
                    3/31/2001          12889           13569
                    4/30/2001          12723           13423
                    5/31/2001          12847           13568
                    6/30/2001          12928           13659
                    7/31/2001          13154           13861
                    8/31/2001          13344           14089
                    9/30/2001          13196           14042
                   10/31/2001          13374           14202
                   11/30/2001          13253           14082
                   12/31/2001          13074           13949
                    1/31/2002          13321           14190
                    2/28/2002          13483           14362
                    3/31/2002          13197           14080
                    4/30/2002          13447           14355
                    5/31/2002          13466           14442
                    6/30/2002          13596           14595
                    7/31/2002          13758           14784
                    8/31/2002          13959           14961
                    9/30/2002          14303           15289
                   10/31/2002          14046           15035
                   11/30/2002          13939           14972
                   12/31/2002          14248           15288
                    1/31/2003          14183           15249
                    2/28/2003          14376           15463
                    3/31/2003          14389           15472
                    4/30/2003          14529           15574
                    5/31/2003          14886           15939
                    6/30/2003          14777           15870
                    7/31/2003          14244           15315
                    8/31/2003          14346           15429
                    9/30/2003          14754           15883
                   10/31/2003          14603           15804
                   11/30/2003          14701           15968
                   12/31/2003          14801           16101
                    1/31/2004          14842           16192
                    2/29/2004          14974           16437
                    3/31/2004          14934           16379
                    4/30/2004          14687           15991
                    5/31/2004          14676           15934
                    6/30/2004          14708           15991
                    7/31/2004          14850           16200
                    8/31/2004          15050           16524
                    9/30/2004          15095           16612
                   10/31/2004          15147           16755
                   11/30/2004          15051           16617
                   12/31/2004          15120           16820
                    1/31/2005          15174           16978
                    2/28/2005          15140           16922
                    3/31/2005          15076           16816
                    4/30/2005          15191           17081
                    5/31/2005          15239           17203
                    6/30/2005          15294           17309
                    7/31/2005          15256           17231
                    8/31/2005          15339           17405
                    9/30/2005          15283           17289
                   10/31/2005          15223           17183
                   11/30/2005          15268           17266
                   12/31/2005          15353           17414
                    1/31/2006          15373           17461
                    2/28/2006          15453           17578

      The Fund's Premier Class shares' average annual total return for the periods indicated was as follows:

            2.26% for the one-year period beginning March 1, 2005 and ended February 28, 2006.

            4.15% for the five-year period beginning March 1, 2001 and ended February 28, 2006.

            7.23% for the period beginning April 15, 1996 (commencement of operations) and ended February 28, 2006.

 (The following table is represented by a line chart in the printed material.)

                                  Empire Builder
                                     Tax Free        Lehman
                                    Bond Fund       Municipal
                      Year        Premier Class     Bond Index
                      ----        -------------     ----------
                    4/14/1996          20000           20000
                    4/30/1996          20098           19992
                    5/31/1996          20121           20210
                    6/30/1996          20324           20394
                    7/31/1996          20514           20390
                    8/31/1996          20471           20675
                    9/30/1996          20743           20909
                   10/31/1996          20909           21291
                   11/30/1996          21232           21202
                   12/31/1996          21134           21242
                    1/31/1997          21123           21438
                    2/28/1997          21280           21153
                    3/31/1997          20988           21330
                    4/30/1997          21174           21650
                    5/31/1997          21527           21882
                    6/30/1997          21698           22488
                    7/31/1997          22333           22277
                    8/31/1997          22017           22542
                    9/30/1997          22299           22686
                   10/31/1997          22409           22820
                   11/30/1997          22533           23153
                   12/31/1997          22855           23392
                    1/31/1998          23057           23399
                    2/28/1998          22992           23420
                    3/31/1998          23007           23314
                    4/30/1998          22804           23683
                    5/31/1998          23197           23775
                    6/30/1998          23265           23834
                    7/31/1998          23297           24204
                    8/31/1998          23720           24506
                    9/30/1998          23999           24506
                   10/31/1998          23960           24592
                   11/30/1998          24046           24654
                   12/31/1998          24055           24947
                    1/31/1999          24323           24837
                    2/28/1999          24178           24872
                    3/31/1999          24204           24934
                    4/30/1999          24227           24790
                    5/31/1999          24006           24433
                    6/30/1999          23645           24521
                    7/31/1999          23684           24324
                    8/31/1999          23392           24334
                    9/30/1999          23317           24071
                   10/31/1999          22878           24326
                   11/30/1999          23277           24144
                   12/31/1999          22966           24040
                    1/31/2000          22795           24319
                    2/29/2000          23182           24852
                    3/31/2000          23834           24705
                    4/30/2000          23586           24577
                    5/31/2000          23442           25228
                    6/30/2000          24169           25578
                    7/31/2000          24541           25972
                    8/31/2000          24942           25837
                    9/30/2000          24745           26119
                   10/31/2000          25077           26317
                   11/30/2000          25349           26968
                   12/31/2000          26183           27234
                    1/31/2001          26277           27322
                    2/28/2001          26319           27568
                    3/31/2001          26611           27270
                    4/30/2001          26274           27564
                    5/31/2001          26539           27749
                    6/30/2001          26711           28160
                    7/31/2001          27186           28624
                    8/31/2001          27585           28527
                    9/30/2001          27284           28852
                   10/31/2001          27657           28610
                   11/30/2001          27413           28338
                   12/31/2001          27045           28828
                    1/31/2002          27562           29177
                    2/28/2002          27902           28605
                    3/31/2002          27315           29163
                    4/30/2002          27837           29341
                    5/31/2002          27885           29652
                    6/30/2002          28162           30034
                    7/31/2002          28504           30395
                    8/31/2002          28927           31061
                    9/30/2002          29648           30545
                   10/31/2002          29120           30417
                   11/30/2002          28902           31058
                   12/31/2002          29549           30981
                    1/31/2003          29421           31415
                    2/28/2003          29827           31433
                    3/31/2003          29860           31641
                    4/30/2003          30155           32381
                    5/31/2003          30905           32242
                    6/30/2003          30687           31114
                    7/31/2003          29601           31347
                    8/31/2003          29817           32268
                    9/30/2003          30651           32107
                   10/31/2003          30341           32441
                   11/30/2003          30566           32710
                   12/31/2003          30758           32897
                    1/31/2004          30846           33393
                    2/29/2004          31140           33277
                    3/31/2004          31062           32488
                    4/30/2004          30553           32371
                    5/31/2004          30518           32488
                    6/30/2004          30610           32913
                    7/31/2004          30911           33571
                    8/31/2004          31333           33749
                    9/30/2004          31415           34040
                   10/31/2004          31531           33760
                   11/30/2004          31337           34172
                   12/31/2004          31506           34494
                    1/31/2005          31608           34380
                    2/28/2005          31541           34163
                    3/31/2005          31431           34703
                    4/30/2005          31657           34949
                    5/31/2005          31762           35166
                    6/30/2005          31883           35008
                    7/31/2005          31809           35361
                    8/31/2005          31987           35124
                    9/30/2005          31894           34910
                   10/31/2005          31756           35078
                   11/30/2005          31855           35379
                   12/31/2005          32036           35475
                    1/31/2006          32083           35713
                    2/28/2006          32254           35713

Expense Examples (Unaudited):

      As a shareholder of The Empire Builder Tax Free Bond Fund, you incur two types of costs: (1) transaction costs, exchange fees and (2) ongoing costs, including management fees; and other Fund expenses.

      These examples are intended to help you understand your ongoing costs (in dollars) of investing in The Empire Builder Tax Free Bond Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 through February 28, 2006.

Actual Example

      The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                           Beginning       Ending       Expenses Paid      Expense Ratio
                         Account Value  Account Value   During Period*     During Period
                            9/1/05         2/28/06     9/1/05 - 2/28/06  9/1/05 - 2/28/06
                         -------------  -------------  ----------------  ----------------
Builder Class............  $1,000.00      $1,007.50          $5.92             1.19%
Premier Class............   1,000.00       1,008.40           5.03             1.01%

Hypothetical Example for Comparison Purposes

      The table below provides information about hypothetical account values and hypothetical expenses based on The Empire Builder Tax Free Bond Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                             Beginning       Ending        Expenses Paid    Expense Ratio
                           Account Value  Account Value   During Period*    During Period
                              9/1/05         2/28/06     9/1/05 - 2/28/06  9/1/05 - 2/28/06
                           -------------  -------------  ----------------  ----------------
Builder Class............   $1,000.00      $1,018.89          $5.96             1.19%
Premier Class............    1,000.00       1,019.79           5.06             1.01%

----------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                  Portfolio of Investments -- February 28, 2006

                                                                                        Principal           Fair Value
Credit Ratings**                                                                         Amount              (Note 2)
----------------                                                                        ---------           ----------
                   Municipal Securities (92.9%)
                   New York City (33.3%)
  Aa2/AA+          New York City Municipal Water Finance Authority,
                     Water & Sewer Systems Revenue, Series C, 4.50%, 6/15/2033,
                     Callable 6/15/2016 @ 100 ........................................   $7,500,000         $  7,505,700
  Aaa/AAA          New York City Municipal Water Finance Authority,
                     Water & Sewer System Revenue, Series B, 5.80%, 6/15/2029,
                     Callable 6/15/2007 @ 101, (MBIA) ................................    5,000,000            5,193,800
  Aaa/AAA          New York City, General Obligation, Series B, 5.25%, 8/1/2017,
                     Callable 8/1/2007 @ 101, (AMBAC) ................................      750,000              775,875
  A1/AAA           New York City, General Obligation, Series B, 5.125%, 8/1/2019,
                     Callable 8/1/2010 @ 101, (FGIC) .................................    2,000,000            2,127,760
  Aaa/AAA          New York City, General Obligation, Series B, 5.375%, 8/1/2022,
                     Callable 8/1/2007 @ 101, (MBIA) .................................    1,235,000            1,278,855
  Aaa/AAA          New York City, General Obligation, Series B, Subseries B5,
                     Variable Rate, 2.92%*, 8/15/2022, Non Callable ..................    1,250,000            1,250,000
  Aaa/AAA          New York City, General Obligation, Series B2, Subseries B5,
                     Variable Rate, 2.92%*, 8/15/2009, Non Callable, (MBIA) ..........    3,900,000            3,900,000
  Aaa/AAA          New York City, General Obligation, Series B2, Subseries B5,
                     Variable Rate, 2.92%*, 8/15/2011, Non Callable, (MBIA)
                     (SPA -- Bank of Nova Scotia) ....................................    4,915,000            4,915,000
  Aaa/AAA          New York City, General Obligation, Series H, Variable Rate,
                     2.92%*, 8/1/2013, Non Callable, (MBIA) ..........................    5,900,000            5,900,000
  Aaa/AAA          New York City, Health & Hospitals Corporation,
                     Health System Revenue, Series A, 5.50%, 2/15/2018,
                     Callable 2/15/2012 @ 100, (FSA) .................................    1,000,000            1,094,760
                                                                                                            ------------
                   Total New York City                                                                        33,941,750
                                                                                                            ------------
                   New York State Agencies (40.8%)
                   Long Island Power Authority (1.3%)
  Aaa/AAA          Long Island Power Authority, Electric System
                     General Revenue, Series A, 5.50%, 12/1/2012, Non Callable,
                     Escrowed to Maturity, (FSA) .....................................    1,210,000            1,345,738
                                                                                                            ------------
                   New York State Dormitory Authority (29.1%)
  A3/AA-           Albany County, Airport Project, State Service Contract, 5.25%,
                     4/1/2013, Prerefunded 4/1/2008 @ 101 ............................    1,200,000            1,256,064
  NR/AAA           Albany County, State Service Contract, 5.25%, 4/1/2017,
                     Prerefunded 4/1/2008 @ 101, (MBIA) ..............................    1,000,000            1,046,720
  Aaa/AAA          Augustana Lutheran Home for the Aged, Series A, 5.50%,
                     8/1/2020, Callable 8/1/2010 @ 101, (FHA) (MBIA) .................      880,000              947,285
  Aaa/AAA          Augustana Lutheran Home for the Aged, Series A, 5.50%,
                     8/1/2030, Callable 8/1/2010 @ 101, (FHA) (MBIA) .................      750,000              804,180


    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                        Principal           Fair Value
Credit Ratings**   Municipal Securities -- continued                                     Amount              (Note 2)
----------------   ---------------------------------                                    ---------           ----------
                   New York State Dormitory Authority -- continued
  Aaa/AAA          Columbia University, Series B, 5.375%, 7/1/2018,
                     Callable 7/1/2012 @ 100 .........................................   $  500,000         $    549,500
  Aaa/AAA          Columbia University, Series B, 5.375%, 7/1/2019,
                     Callable 7/1/2012 @ 100 .........................................    1,000,000            1,099,000
  Aaa/AAA          Columbia University, Series B, 5.375%, 7/1/2020,
                     Callable 7/1/2012 @ 100 .........................................    1,000,000            1,099,000
  Aaa/AAA          Hospital for Special Surgery, 5.00%, 8/15/2029,
                     Callable 2/15/2015 @ 100, (FHA) (MBIA) ..........................    1,000,000            1,058,380
  Aaa/AAA          Hospital for Special Surgery, 5.00%, 8/15/2033,
                     Callable 2/15/2015 @100, (FHA) (MBIA) ...........................      250,000              263,453
  Aaa/AAA          Montefiore Medical Center, 5.00%, 2/1/2028,
                     Callable 2/1/2015 @100, (FGIC) ..................................    1,275,000            1,343,340
  Aaa/AAA          New York Medical College, 5.25%, 7/1/2013,
                     Callable 7/1/2008 @ 101, (MBIA) .................................    1,015,000            1,069,059
  Aaa/AAA          New York University, Series 2, 5.50%, 7/1/2018,
                     Callable 7/1/2011 @ 100, (AMBAC) ................................      500,000              541,120
  NR/AAA           Park Ridge Housing, Inc., 6.375%, 8/1/2020,
                     Callable 8/1/2010 @ 101, (FNMA) (AMBAC) .........................    1,000,000            1,107,370
  NR/AAA           Park Ridge Housing, Inc., 6.50%, 8/1/2025,
                     Callable 8/1/2010 @ 101, (FNMA) (AMBAC) .........................    1,470,000            1,635,213
  Aaa/NR           Rochester Institute of Technology, Series A, 5.25%, 7/1/2016,
                     Callable 7/1/2012 @ 100, (AMBAC) ................................    2,045,000            2,216,269
  Aaa/NR           Rochester Institute of Technology, Series A, 5.25%, 7/1/2017,
                     Callable 7/1/2012 @ 100, (AMBAC) ................................    2,155,000            2,320,375
  Aaa/AAA          School Districts Financing, Series C, 5.25%, 4/1/2021,
                     Callable 10/1/2012 @ 100, (MBIA) ................................    1,300,000            1,402,479
  Aaa/AAA          Special Acts School Districts Program, 6.00%, 7/1/2019,
                     Callable 7/1/2006 @ 101, (MBIA) .................................    3,540,000            3,608,002
  NR/AAA           State University, 5.375%, 7/1/2021, Prerefunded
                     7/01/2008 @ 102, (MBIA) .........................................      325,000              345,469
  NR/AAA           State University, 5.375%, 7/1/2021, Prerefunded
                     7/01/2008 @ 102, (MBIA) .........................................      865,000              919,478
  Aaa/AAA          Upstate Community Colleges, Series A, 6.00%, 7/1/2019,
                     Prerefunded 7/1/2010 @ 101, (FSA) ...............................    1,000,000            1,109,420
  Aaa/AAA          Upstate Community Colleges, Series A, 6.00%, 7/1/2020,
                     Prerefunded 7/1/2010 @ 101, (FSA) ...............................      845,000              937,460
  NR/AAA           Westchester County, Court Facilities, 5.25%, 8/1/2018,
                     Callable 2/1/2009 @ 101, (MBIA) .................................    2,800,000            2,943,023
                                                                                                            ------------
                   Total New York State Dormitory                                                             29,621,659
                                                                                                            ------------

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                        Principal           Fair Value
Credit Ratings**   Municipal Securities -- continued                                     Amount              (Note 2)
----------------   ---------------------------------                                    ---------           ----------
                   New York State Environmental Facilities Corp. (2.0%)
  Aaa/AAA          State Clean Water & Drinking Water, Revolving Funds,
                     4.50%, 6/15/2032, Callable 6/15/2015 @ 100 ......................    1,285,000         $  1,293,661
  Aaa/AAA          State Water Pollution Control Revenue,
                     Revolving Fund, Pooled Loan, 5.90%, 1/15/2018,
                     Callable 1/15/2007 @ 101, (POL CTL-SRF) .........................      725,000              741,204
                                                                                                            ------------
                   Total New York State Environmental Facilities Corp.                                         2,034,865
                                                                                                            ------------
                   New York State Thruway Authority (7.4%)
  Aaa/AAA          Highway & Bridge Trust Fund Bonds, Series A, 5.50%, 4/1/2014,
                     Prerefunded 4/1/2011 @ 101, (FGIC) ..............................    1,500,000            1,651,725
  Aaa/AAA          Highway & Bridge Trust Fund Bonds, Series B, 5.25%, 4/1/2017,
                     Prerefunded 10/1/2011 @ 100, (MBIA) .............................    2,500,000            2,715,925
  Aaa/AAA          General Revenue, Series G, 5.00%, 1/1/2030,
                     Callable 7/1/2015 @ 100, (FSA) ..................................    3,000,000            3,183,480
                                                                                                            ------------
                   Total New York State Thruway Authority                                                      7,551,130
                                                                                                            ------------
                   New York State Urban Development Corp. (1.0%)
  A1/AA-           Empire State Development Corp., University Facilities Grants,
                     6.00%, 1/1/2009, Non Callable ...................................      905,000              963,354
                                                                                                            ------------
                   Total New York State Agencies                                                              41,516,746
                                                                                                            ------------
                   Other New York State Bonds (18.8%)
  Aaa/NR           Adirondack, New York, Central School District, General Obligation,
                     Series A, 3.75%, 6/15/2006, Non Callable, (FGIC) ................      330,000              330,419
  A3/NR            Albany Housing Authority, Limited Obligation, 6.25%, 10/1/2012,
                     Callable 10/1/2006 @ 101 ........................................    1,000,000            1,022,330
  Aaa/NR           Corning, City School District, General Obligation, 5.00%,
                     6/15/2012, Non Callable, (FSA) ..................................    1,000,000            1,077,460
  Aaa/NR           Corning, City School District, General Obligation, 5.00%,
                     6/15/2013, Callable 6/15/2012 @ 100, (FSA) ......................      970,000            1,041,751
  Aaa/NR           Corning, City School District, General Obligation, 5.00%,
                     6/15/2014, Callable 6/15/2012 @ 100, (FSA) ......................      600,000              642,648
  Aaa/AAA          Evans, General Obligation, 6.80%, 4/15/2012,
                     Non Callable, (AMBAC) ...........................................      225,000              262,053
  Aaa/AAA          Evans, General Obligation, 6.80%, 4/15/2013,
                     Non Callable, (AMBAC) ...........................................      225,000              266,425
  Aaa/NR           Fayetteville Manlius, Central School District, General Obligation,
                     5.00%, 6/15/2016, Callable 6/15/2012 @ 101, (FGIC) ..............      375,000              403,538
  Aaa/NR           Ilion, Central School District, General Obligation, Series B, 5.50%
                     6/15/2015, Callable 6/15/2012 @ 101, (FGIC) .....................      550,000              610,368
  Aaa/NR           Ilion, Central School District, General Obligation, Series B, 5.50%
                     6/15/2016, Callable 6/15/2012 @ 101, (FGIC)                            500,000              554,880

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                        Principal           Fair Value
Credit Ratings**   Municipal Securities -- continued                                     Amount              (Note 2)
----------------   ---------------------------------                                    ---------           ----------
                   Other New York State Bonds -- continued
  Aaa/AAA          Mount Sinai, Union Free School District, General Obligation,
                     General Obligation, 6.20%, 2/15/2012, Non Callable, (AMBAC) .....    1,065,000         $  1,202,364
  Aaa/AAA          New York Convention Center Development,
                     Hotel Unit Fee, Corp. Revenue, 5.00%, 11/15/2044,
                     Callable 11/15/2015 @ 100, (AMBAC) ..............................    2,000,000            2,100,239
  Aaa/AAA          Niagara Falls Public Water Authority, Water & Sewer
                     System Revenue, Series A, 5.50%, 7/15/2028,
                     Prerefunded 7/15/2006  @ 100, (MBIA) ............................    1,000,000            1,008,250
  Aaa/AAA          North Hempstead, General Obligation, Series B, 6.375%,
                     4/1/2009, Non Callable, (FGIC) ..................................      570,000              617,578
  Aaa/AAA          North Hempstead, General Obligation, Series B, 6.40%,
                     4/1/2010, Non Callable, (FGIC) ..................................      560,000              620,749
  NR/AAA           Oneida County, Industrial Development Agency,
                     Mohawk Valley Network, St. Luke's Memorial Hospital,
                     5.00%, 1/1/2013, Callable 1/1/2008 @ 101, (FSA) .................    2,000,000            2,068,819
  Aaa/NR           Oyster Bay, General Obligation, 5.00%, 3/15/2011,
                     Non Callable, (FSA) .............................................      430,000              458,913
  Aaa/NR           Southern Cayuga, Central School District, General Obligation,
                     5.00%, 5/15/2014, Callable 5/15/2012 @ 100, (FSA) ...............      400,000              428,096
  Aaa/AAA          Suffolk County, General Obligation, Series C, 5.00%, 9/15/2015,
                     Econ Defeased 9/15/2008 @ 101, (FGIC) ...........................      965,000            1,011,745
  Aaa/AAA          Suffolk County, General Obligation, Series C, 5.00%,
                     9/15/2016, Econ Defeased 9/15/2008 @ 101, (FGIC) ................      550,000              576,642
  Aaa/AAA          Suffolk County, General Obligation, Series C, 5.00%, 9/15/2017,
                     Econ Defeased 9/15/2008 @ 101, (FGIC) ...........................      480,000              503,251
  Aaa/AAA          Suffolk County, General Obligation, Series D, 5.00%, 11/1/2015,
                     Callable 11/1/2008 @ 101, (FGIC) ................................    1,125,000            1,181,543
  Aaa/AAA          Suffolk County, General Obligation, Series D, 5.00%, 11/1/2016,
                     Callable 11/1/2008 @ 101, (FGIC) ................................    1,110,000            1,165,789
                                                                                                            ------------
                   Total Other New York State Bonds ..................................                        19,155,850
                                                                                                            ------------
                   Total Municipal Securities (Cost $91,298,661) .....................                        94,614,346
                                                                                                            ------------
                   Short Term Investments (4.9%)
                   Dreyfus New York Municipal Cash Management Fund ...................  5,010,000              5,010,000
                                                                                                            ------------
                   Total Short Term Investments (Cost $5,010,000) ....................                         5,010,000
                                                                                                            ------------
                   Total Investments (Cost $96,308,661) -- 97.8% .....................                      $ 99,624,346
                   Net Other Assets (Liabilities) -- 2.2% ............................                         2,238,691
                                                                                                            ------------
                   NET ASSETS -- 100.0% ..............................................                      $101,863,037
                                                                                                            ============

----------
* Variable rate instrument. The rate presented represents the rate in effect at February 28, 2006. The maturity date reflected is the final maturity date.

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                 Portfolio of Investments -- February 28, 2006

**Credit Ratings given by Moody's Investors Service, Inc. and Standard & Poor's Corp. (Unaudited)

                  Standard
      Moody's     & Poor's

        Aaa           AAA     Instrument judged to be of the highest quality and
                              carrying the smallest amount of investment risk.

        Aa            AA      Instrument judged to be of high quality by all
                              standards.

        A              A      Instrument judged to be of adequate quality by all
                              standards.

        NR            NR      Not Rated. In the opinion of the Investment
                              Advisor, instrument judged to be of comparable investment quality to rated securities which may be purchased by the fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Abbreviations used in this statement:

AMBAC Insured as to principal and interest by the American Municipal Bond Assurance Corp.

FGIC Insured as to principal and interest by the Financial Guarantee Insurance Corp.

FHA          Insured  as to  principal  and  interest  by  the  Federal  Housing
             Administration.

FNMA Insured as to principal and interest by the Federal National Mortgage Association.

FSA          Insured  as  to  principal  and  interest  by  Financial   Security
             Assurance.

MBIA Insured as to principal and interest by the Municipal Bond Insurance Association.

POL CTL-SRF  Insured as to principal and interest by the Pollution Control State
             Revenue Fund.

Summary of Portfolio Holdings, (Unaudited):

                                                                     Percent of
The Empire Builder Tax Free Bond Fund                                Net Assets
-------------------------------------                                ----------
New York City.................................................          33.3%
New York State Agencies.......................................          40.8
Other New York State Bonds....................................          18.8
Short Term Investments........................................           4.9
                                                                        ----
                                                                        97.8%
                                                                        ====

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                       Statement of Assets and Liabilities
                               February 28, 2006

Assets:
   Investments in securities, at fair value (cost $96,308,661) (Note 2) ..................................             $ 99,624,346
   Cash ..................................................................................................                1,491,408
   Interest and dividends receivable .....................................................................                  844,125
   Prepaid expenses and other assets .....................................................................                   63,486
                                                                                                                       ------------
     Total Assets ........................................................................................              102,023,365

Liabilities:
   Dividends payable.........................................................                  $    42,990
   Payable for capital shares redeemed.......................................                          117
   Advisory fees payable (Note 4)............................................                       31,190
   Administration fees payable (Note 4)......................................                        2,157
   Compliance services fees payable (Note 4).................................                        4,939
   Transfer agency fees payable (Note 4).....................................                       47,959
   Other accrued expenses....................................................                       30,976
                                                                                               -----------
     Total Liabilities ...................................................................................                  160,328
                                                                                                                       ------------
Net Assets ...............................................................................................             $101,863,037
                                                                                                                       ============

Net Assets:
   Capital ...............................................................................................             $ 98,513,251
   Undistributed net investment income ...................................................................                   35,403
   Net realized gains (losses) from investments ..........................................................                   (1,302)
   Net unrealized appreciation/depreciation from investments .............................................                3,315,685
                                                                                                                       ------------
Net Assets ...............................................................................................             $101,863,037
                                                                                                                       ============

Builder Class:
   Net Assets................................................................                  $48,323,450
   Shares of Beneficial Interest Outstanding.................................                    2,737,035
                                                                                               -----------
   Builder Class -- Net Asset Value (offering and redemption
     price per share)........................................................                  $     17.66
                                                                                               -----------
Premier Class:
   Net Assets................................................................                  $53,539,587
   Shares of Beneficial Interest Outstanding.................................                    3,031,880
                                                                                               -----------
   Premier Class -- Net Asset Value (offering and redemption
     price per share)                                                                          $     17.66
                                                                                               ===========

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                             Statement of Operations
                      For the Year Ended February 28, 2006

Investment Income:
   Interest ..............................................................................................             $  4,001,607
   Dividend ..............................................................................................                   63,830
                                                                                                                       ------------
   Total Investment Income ...............................................................................                4,065,437

Expenses:
   Advisory fees (Note 4)....................................................                   $  417,299
   Administration fees (Note 4)..............................................                      200,000
   Transfer agency fees (Builder Class) (Note 4).............................                      135,772
   Transfer agency fees (Premier Class) (Note 4).............................                       44,070
   Compliance services fees (Note 4).........................................                       54,095
   Custody fees..............................................................                       35,034
   Fund accounting fees (Note 4).............................................                       63,708
   Trustees' fees (Note 4)...................................................                       43,000
   Other fees................................................................                      177,504
                                                                                               -----------
     Total Expenses..........................................................                    1,170,482
     Less: Custody fee credit................................................                      (16,166)
                                                                                               -----------
   Total Net Expenses........................................................................                             1,154,316
                                                                                                                      ------------

Net Investment Income........................................................................                             2,911,121
                                                                                                                      ------------

Realized/Unrealized Gains (Losses) on Investments (Notes 2 and 3)
   Net realized gains (losses) from investment transactions..................                     (118,027)
   Change in unrealized appreciation/depreciation from investment transactions                    (555,577)
                                                                                               -----------
     Net realized/unrealized gains (losses) from investment transactions .................................                 (673,604)
                                                                                                                       ------------
   Change in net assets resulting from operations ........................................................             $  2,237,517
                                                                                                                       ============

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                       Statements of Changes in Net Assets

                                                                                         Year Ended                   Year Ended
                                                                                     February 28, 2006             February 28, 2005
                                                                                     -----------------             -----------------
From Investment Activities:
Operations:
Net investment income .........................................................        $   2,911,121                  $   2,709,269
Net realized gains (losses) from investment transactions ......................             (118,027)                       501,510
Change in unrealized appreciation/depreciation from
  investment transactions .....................................................             (555,577)                    (1,985,120)
                                                                                       -------------                  -------------
Change in net assets resulting from operations ................................            2,237,517                      1,225,659
                                                                                       -------------                  -------------
Distributions to Shareholders From:
Net investment income -- Builder Class ........................................           (1,312,241)                    (1,242,130)
Net investment income -- Premier Class ........................................           (1,540,648)                    (1,456,573)
Net realized gains from investment transactions -- Builder Class ..............              (24,867)                      (398,748)
Net realized gains from investment transactions -- Premier Class ..............              (27,553)                      (424,895)
                                                                                       -------------                  -------------
  Total distributions .........................................................           (2,905,309)                    (3,522,346)
                                                                                       -------------                  -------------

Capital Transactions:
Proceeds from shares issued -- Builder Class ..................................            1,090,241                      2,263,421
Proceeds from shares issued -- Premier Class ..................................              827,135                      1,217,483
Dividends reinvested -- Builder Class .........................................            1,193,736                      1,479,069
Dividends reinvested -- Premier Class .........................................            1,301,277                      1,620,288
Value of shares redeemed -- Builder Class .....................................           (5,861,452)                    (5,932,632)
Value of shares redeemed -- Premier Class .....................................           (4,554,616)                    (6,368,780)
                                                                                       -------------                  -------------
Change in net assets from capital share transactions ..........................           (6,003,679)                    (5,721,151)
                                                                                       -------------                  -------------
  Change in net assets ........................................................           (6,671,471)                    (8,017,838)
Net Assets:
Beginning of period ...........................................................          108,534,508                    116,552,346
                                                                                       -------------                  -------------
End of period .................................................................        $ 101,863,037                  $ 108,534,508
                                                                                       =============                  =============
Share Transactions:
Issued -- Builder Class .......................................................               61,598                        126,398
Issued -- Premier Class .......................................................               46,728                         68,205
Reinvested -- Builder Class ...................................................               67,498                         82,927
Reinvested -- Premier Class ...................................................               73,571                         90,826
Redeemed -- Builder Class .....................................................             (331,422)                      (332,368)
Redeemed -- Premier Class .....................................................             (257,400)                      (357,565)
                                                                                       -------------                  -------------
Change in shares ..............................................................             (339,427)                      (321,577)
                                                                                       =============                  =============
Undistributed net investment income ...........................................        $      35,403                  $      42,180
                                                                                       =============                  =============

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                              Financial Highlights
     For a share of beneficial interest outstanding throughout each period

                                  Year Ended          Year Ended         Year Ended          Year Ended        Year Ended
                              February 28, 2006   February 28, 2005  February 29, 2004   February 28, 2003  February 28, 2002
                              -----------------   -----------------  -----------------   -----------------  -----------------
                               Builder  Premier   Builder  Premier   Builder   Premier   Builder   Premier  Builder   Premier
                                Class    Class     Class    Class     Class     Class     Class     Class    Class     Class
                               -------  -------   -------  -------   -------   -------   -------   -------  -------   -------
Net Asset Value,
  Beginning of Period .......  $ 17.77  $ 17.77   $ 18.12  $ 18.13   $ 18.08   $ 18.08   $ 17.80   $ 17.80  $ 17.69   $ 17.69
                               -------  -------   -------  -------   -------   -------   -------   -------  -------   -------
Investment Activities:
  Net investment income .....     0.46     0.50      0.41     0.45      0.51      0.55      0.61      0.66     0.72      0.77
  Net realized/ unrealized
    gains/(losses) on
    investments .............    (0.10)   (0.10)    (0.22)   (0.23)     0.22      0.23      0.54      0.54     0.27      0.27
                               -------  -------   -------  -------   -------   -------   -------   -------  -------   -------
Total from Investment
  Operations ................     0.36     0.40      0.19     0.22      0.73      0.78      1.15      1.20     0.99      1.04
                               -------  -------   -------  -------   -------   -------   -------   -------  -------   -------
Distributions:
  Net investment income .....    (0.46)   (0.50)    (0.41)   (0.45)    (0.51)    (0.55)    (0.61)    (0.66)   (0.71)    (0.76)
  Net realized capital gains.    (0.01)   (0.01)    (0.13)   (0.13)    (0.18)    (0.18)    (0.26)    (0.26)   (0.17)    (0.17)
                               -------  -------   -------  -------   -------   -------   -------   -------  -------   -------
  Total distributions .......    (0.47)   (0.51)    (0.54)   (0.58)    (0.69)    (0.73)    (0.87)    (0.92)   (0.88)    (0.93)
                               -------  -------   -------  -------   -------   -------   -------   -------  -------   -------
Net Asset Value,
  End of Period .............  $ 17.66  $ 17.66   $ 17.77  $ 17.77   $ 18.12   $ 18.13   $ 18.08   $ 18.08  $ 17.80   $ 17.80
                               =======  =======   =======  =======   =======   =======   =======   =======  =======   =======
Total Return ................     2.07%    2.26%     1.11%    1.29%     4.16%     4.40%     6.62%     6.90%    5.74%     6.01%
Ratios/Supplementary Data:
  Net Assets, End of Period
    (in thousands) ..........  $48,323  $53,540   $52,222  $56,313   $55,504   $61,048   $56,677   $61,025  $54,253   $59,910
  Ratios of Net Investment
    Income to Average
    Net Assets ..............     2.67%    2.86%     2.32%    2.55%     2.85%     3.03%     3.44%     3.71%    4.04%     4.30%
  Ratios of Net Expenses
    to Average Net Assets ...     1.20%    1.01%     1.18%    0.95%     1.04%     0.86%     1.16%     0.89%    1.14%     0.88%
  Ratios of Expenses
    to Average Net Assets* ..     1.21%    1.02%     1.22%    0.99%     1.05%     0.87%     1.16%     0.89%    1.14%     0.88%
  Portfolio Turnover Rate(a).    52.14%   52.14%   100.38%  100.38%   202.77%   202.77%   213.97%   213.97%   98.29%    98.29%

----------
* The ratio does not include a reduction of expenses for custodian fee credits of cash balances maintained with the custodian or amounts reimbursed by the Administrator.

(a) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                          Notes to Financial Statements
                                February 28, 2006

1. Organization:

      The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

      The Fund offers two classes of shares; the Builder Class and the Premier Class. Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

      Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.

2. Significant Accounting Policies:

      The following is a summary of significant accounting policies adhered to by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates

      Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

Security Valuation

      Tax-exempt securities are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining fair value. The methods used by the pricing service and the quality of valuations so established are reviewed by Glickenhaus & Co. (the "Adviser"), under the general supervision of the Trustees of the Fund.

      Securities for which quotations are not readily available are stated at fair value using procedures approved by the Trustees of the Fund. Short-term debt securities having remaining maturities of sixty

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                February 28, 2006

(60) days or less are stated at amortized cost, which approximates market value. Investments in investment companies are reported at their respective net asset values as reported by those companies.

Security Transactions and Investment Income

      Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.


Taxes

      The Fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its tax-exempt and taxable income. Therefore, no federal income tax provision is required.

      In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax.

Distributions and Dividends

      Distributions to shareholders from net investment income are declared daily and paid monthly. The Fund also distributes at least annually substantially all net capital gains, if any, realized from portfolio transactions.

      The amounts of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Determination of Net Asset Value and Allocation of Expenses

      In calculating net asset value per share of each class, investment income and expenses, other than class-specific expenses, are allocated daily to each class of shares based on shares outstanding. Realized and unrealized gains and losses are allocated based on relative net assets.

Other

      The Fund maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amounts of interest earned on such uninvested cash balance. There was no effect on net investment income for the year ended February 28, 2006. The Fund could have invested such

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                February 28, 2006

cash amounts in an income-producing asset if it had not agreed to a reduction of fees or expenses under the expense offset arrangement with the Fund's custodian.

3. Purchases and Sales of Investment Securities:

      Purchases and sales of investment securities, excluding short-term investments, during the year ended February 28, 2006, amounted to $48,105,940 and $59,288,884, respectively. During the year, there were no purchases or sales of long-term U.S. Government Securities.

4. Advisory Fees and Other Related Party Transactions:

      The Fund retains the Adviser to act as investment adviser pursuant to an Investment Advisory Agreement. As compensation for its advisory services, the Adviser receives a fee accrued daily and paid monthly, at the annual rates of 0.40% of the first $100,000,000 of average daily net assets and 0.3333% of any excess over $100,000,000.

      The Adviser has agreed to a reduction of advisory fees to the extent that the Fund's expenses, including the advisory fees, exceed 1.50% of each share class average annual net assets. For the year ended February 28, 2006, there was no reduction of advisory fees pursuant to this agreement.

      BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator") and BISYS Fund Services, Inc. ("BISYS"), subsidiaries of The BISYS Group, Inc., serves as the Fund's administrator, transfer agent and fund accountant. BISYS Ohio and BISYS receive compensation for administration and fund accounting services at a rate of 0.15% and 0.03%, respectively, of average daily net assets of the Fund (subject to certain minimum amounts), including reimbursement for certain expenses incurred. Fees received for transfer agency services are class specific and are based on the number of accounts per class. All fees are accrued daily and paid monthly.

      Under a Compliance Services Agreement between the Fund and BISYS Ohio (the "CCO Agreement"), BISYS Ohio makes an employee available to serve as the Fund's Chief Compliance Officer (the "CCO"). Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Fund's compliance program, including support services to the CCO. Expenses incurred by the Fund are reflected on the Statement of Operations as "Compliance services fees". BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

      Certain Officers and Trustees of the Fund are affiliated with the Adviser or the Administrator. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles. Each of the four non-interested Trustees who serve on both the Board and the Audit Committee are compensated $1,750 in retainer per quarter and a $750 fee for each regularly scheduled meeting, plus reimbursement for certain expenses. During the year ended February 28, 2006, actual Trustee compensation was $43,000 in total from the Fund.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                February 28, 2006

5. Concentration of Credit Risk:

      The Fund invests primarily in debt instruments of municipal issuers in New York State. The issuers' abilities to meet their obligations may be affected by economic developments in New York State or its region.

6. Federal Income Tax Information:

At February 28, 2006 the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryfowards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

           Amount   Expires
           ------   -------
           $99,283   2014

      Under current tax law, capital losses realized after October 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post October capital losses of $18,625, which will be treated as arising on the first business day of the fiscal year ending February 28, 2007.

      The tax character of dividends paid to shareholders during the fiscal year ended February 28, 2006 were as follows:

                                               Distributions paid from
                                              -------------------------                                     Total
                                              Ordinary    Net Long-Term   Total Taxable   Tax Exempt    Distributions
                                               Income     Capital Gains   Distributions  Distributions      Paid
                                              --------    -------------   -------------  -------------  -------------
The Empire Builder Tax Free Bond Fund.....     $10,637       $41,876        $52,513        $2,831,143     $2,883,656

      The tax character of dividends paid to shareholders during the fiscal year ended February 28, 2005 were as follows:

                                               Distributions paid from
                                              -------------------------                                     Total
                                              Ordinary    Net Long-Term   Total Taxable   Tax Exempt    Distributions
                                               Income     Capital Gains   Distributions  Distributions      Paid
                                              --------    -------------   -------------  -------------  -------------
The Empire Builder Tax Free Bond Fund.....    $793,788      $30,020        $823,808       $2,700,927     $3,524,735

      Total Distributions paid differ from amounts shown on the Statements of Changes in Net Assets because dividends are recognized when paid for tax purposes.

      As of February 28, 2006 the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                Undistributed                                                               Total
                  Undistributed  Undistributed    Long-Term                                Accumulated    Unrealized     Accumulated
                     Ordinary      Tax-Exempt      Capital     Accumulated  Distributions  Capital and   Appreciation/    Earnings/
                      Income         Income     Gains/Losses     Earnings      Payable     Other Losses (Depreciation)*   (Deficit)
                  -------------  -------------  -------------  -----------  -------------  ------------  --------------  -----------
The Empire
  Builder Tax
  Free Bond
  Fund ........       $ --        $   78,393        $ --          $78,393     $(42,990)     $ (117,908)    $3,432,291     $3,349,786

----------
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the difference between book and tax amortization methods for premium and market discount.

      As of February 28, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes, were as follows:

                                                                                 Tax          Net Unrealized
                                                          Tax Unrealized      Unrealized       Appreciation
                                           Tax Cost        Appreciation      Depreciation     (Depreciation)
                                           --------       --------------     -------------    ---------------
The Empire Builder Tax
  Free Bond Fund ..............           $96,192,055       $3,462,143         $(29,852)       $3,432,291

             Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
The Empire Builder Tax Free Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Empire Builder Tax Free Bond Fund (the "Fund") at February 28, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus,Ohio
April 19, 2006

                      THE EMPIRE BUILDER TAX FREE BOND FUND

Other Information (Unaudited)

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-847-5886; and (ii) on the Securities and Exchange Commission's (the "Commission") website at http://www.sec.gov.

      Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available
(i) without charge, upon request, by calling 1-800-847-5886; and (ii) on the Commission's website at http://www.sec.gov.

      The Fund files a complete Schedule of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available without charge on the Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                 THE MANAGEMENT
                                  (Unaudited)

                                                            Independent Trustees

                                Positions                                                         Number of
                                Held With                                                         Portfolios
                                The Empire                                                        Overseen for       Directorships
                                 Builder       Term of                                             The Empire        Held Outside
Name, Address, and              Tax Free     Office/Length    Principal Occupation(s)            Builder Tax Free      the Fund
Birthdate                       Bond Fund    of time served   During the Past 5 Years               Bond Fund          Complex
------------------              ---------    --------------   -----------------------            -----------------   -------------
EDWARD A. FALKENBERG........     Trustee,        Since        Principal, ACME Real                         1            None
23 Oak Lane                                     June 1989     Estate (1976 to present)
Scarsdale, NY 10583
09/40

EDWARD A. KUCZMARSKI........     Trustee,        Since        Certified Public Accountant,                 1         Director of
Hays & Company LLP                             April 1984     Partner, Hays & Company LLP                              New York
477 Madison Ave., 10th Flr                                    (1980 to present)                                     Daily Tax-Free
New York, NY 10022                                                                                                 Income Fund, Inc.
11/49                                                                                                              & 9 Funds within
                                                                                                                   the Reich & Tang
                                                                                                                        Complex

CAROLINE E. NEWELL..........     Trustee,        Since        Head, Park Ave. Christian Church             1          Director of
62 E. 83rd                                     April 1984     Day School (2001 to present); Head,                      New York
New York, NY 10028                                            Le Chateau des Enfants                                Daily Tax-Free
07/40                                                         (1990 to present)                                    Income Fund, Inc.

JOHN P. STEINES, JR.........     Trustee,        Since        Professor of Law, New York University        1          Director of
NYU School of Law, Rm 440                      August 1984    School of Law (1978 to present) and                      New York
40 Washington Square. So.                                     Counsel, Kronish, Lieb, Weiner & Hellman              Daily Tax-Free
New York, NY 10012                                            (law firm) (2004 to present); Counsel,               Income Fund, Inc.
10/48                                                         Deloitte & Touche LLP (2001 to 2004);
                                                              formerly Counsel, Weil, Gotshal &
                                                              Manges (law firm) (1984 to 2001)

                                                              Interested Persons

SETH M. GLICKENHAUS *.......     Trustee,        Since        General Partner of Glickenhaus & Co.         1             None
546 Fifth Avenue, 7th Floor    Chairman of     April 1984     (1997 to present)
New York, NY 10036-5000         the Board
03/14                              and
                                President

----------
* Mr. Glickenhaus is an "interested person" (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) of the Fund because he is a General Partner of Glickenhaus & Co., the Adviser.

                                                              Officers of the Fund

MICHAEL J. LYNCH............    Senior Vice    Indefinite,    Director, Unit Trust Department
546 Fifth Avenue, 7th Floor      President       since        Glickenhaus & Co. (1997 to Present);
New York, NY 10036                             March 1997
07/62

KINGA KAPUSCINSKI...........     Secretary     Indefinite,    Assistant Counsel, BISYS Fund Services
100 Summer Street                                since        (2004 - present); Associate, Goodwin Procter
Ste. 1500                                     December 2004   LLP (2001 - 2004); Senior Federal Law Clerk
Boston, MA 02110                                              and Federal Law Clerk, U.S. District Court for
06/72                                                         the District of Massachusetts (1999 - 2001)

AARON J. MASEK..............     Treasurer     Indefinite,    Director, Fund Administration & Oversight
3435 Stelzer Road                                since        Services, BISYS Fund Services, Inc.,
Columbus, Ohio 43219                            June 2005     1996 to present
01/74

Frederick J. Schmidt........       Chief     Since June 2004  Senior Vice President and Chief Compliance
585 Stewart Avenue              Compliance   Term of Office   Officer, CCO Services of BISYS Fund Services
Garden City, NY 11530             Officer     expires 2006    since 2004; Chief Compliance Officer of four other
07/59                                                         Investment companies or fund complexes that CCO
                                                              services of BISYS Fund Services provides
                                                              compliance services since 2004; President, FJS
                                                              Associates (regulatory consulting firm)from
                                                              2002 to 2004; Vice President, Credit Agricole
                                                              Asset Management, U.S. from 1987 to 2002.

                             EMPIRE BUILDER [LOGO]
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

                             EMPIRE BUILDER [LOGO]

                               TAX FREE BOND FUND

                                  Annual Report
                                February 28, 2006

                       Investment Adviser and Distributor
                                Glickenhaus & Co.
                                546 Fifth Avenue
                                    7th Floor
                            New York, New York 10036

                                 Fund Accountant
                            BISYS Fund Services, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                        Transfer Agent and Administrator
                         BISYS Fund Services Ohio, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                    Custodian
                          State Street Bank & Trust Co.
                             800 Pennsylvania Avenue
                                    5th Floor
                        Kansas City, Missouri 64105-1307

                                  Legal Counsel
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110
                             Independent Registered
                             Public Accounting Firm

                           PricewaterhouseCoopers LLP
                               100 E. Broad Street
                              Columbus, Ohio 43215

                                Customer Service
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

This report is submitted for the information of the shareholders of The Empire Builder Tax Free Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, obtainable from an investment dealer, which includes information regarding the Fund's objectives and policies, record, management, sales commission and other data.

536604

Item 2. Code of Ethics.

      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

      (b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2, except for, effective June 7, 2005, Aaron J. Masek replaced Troy A. Sheets as the Treasurer of the Registrant.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Edward A. Kuczmarski, who is "independent" for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
         2005     $28,400
         2006     $31,000

(b)      Audit-Related Fees
         2005     $2,500
         2006     $2,500

Fees for both 2005 & 2006 relate to the review of the annual N1-A update.

(c)      Tax Fees
         2005     $37,634
         2006     $4,000

Fees for both 2005 & 2006 relate to the preparation of the Fund federal income & excise tax returns and review of the excise tax calculations, as well as additional fees for tax advice and services related to dividend considerations.

(d)      All Other Fees
         2005     $0
         2006     $0

(e) If any of the services were NOT pre-approved, but otherwise approved by the audit committee, disclose the percentage of each category above.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            The Empire Builder Tax Free Bond Fund
             ---------------------------------------------------------

By (Signature and Title)*      /s/ Aaron J. Masek
                           -------------------------
                           Aaron J. Masek, Treasurer

Date April 28, 2006
     ----------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Seth M. Glickenhaus
                             ------------------------------
                             Seth M. Glickenhaus, President

Date April 28, 2006
     ----------------------------

By (Signature and Title)*      /s/ Aaron J. Masek
                           -------------------------
                           Aaron J. Masek, Treasurer

Date April 28, 2006
     ----------------------------

* Print the name and title of each signing officer under his or her signature.